Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,661,400,490.75
Previously Paid Amount	0.00
Total Fee Amount	229,439.41
Total Offset Amount	0.00
Net Fee	$ 229,439.41
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A